Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2022
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Goodwill and other intangible assets

8. Goodwill and other intangible assets

Goodwill is the recorded difference between the consideration paid and the net value of identifiable assets acquired and held, less impairment charges, if any. Goodwill balances as of December 31, 2022, and December 31, 2021, reflected the following activity:

	Year Ended December 31,
($000s)	2022	2021
Cost at the beginning of the year	$968	$968
Cost at the end of the year	$968	$968

There is only one cash generating unit in the Company and goodwill is allocated to this. IDEX performed the annual impairment test on December 31, 2022. Based on the 2022 assessment, no impairment charge has been made. The Company used a discounted cash flow model which utilized Level 3 measures that represent unobservable inputs. Key assumptions used to determine the estimated fair value include: (a) internal cash flows forecasts for 4 years following the assessment date, including expected revenue growth, costs to produce, operating profit margins and estimated capital needs; (b) an estimated terminal value using a terminal year long-term future growth rate of 3.0% determined based on the long-term expected prospects of the Company; and (c) a discount rate (post-tax) of 12 % which reflects the weighted-average cost of capital adjusted for the relevant risk associated with the Company's operations. No reasonably possible changes in any key assumptions would cause the carrying amount to exceed the recoverable amount.

Acquired identifiable intangible assets, consisting primarily of patents, are held at cost, less accumulated amortization and impairment charges. Other intangible asset balances as of December 31, 2022, and December 31, 2021, reflected the following activity:

	Year Ended December 31,
($000s)	2022	2021
Amortization period (straight-line, in years)	10 - 17	10 - 17
Cost at the beginning of the year	$5,173	$5,173
Additions	—	—
Impact of currency translation	—	—
Cost at the end of the year	$5,173	$5,173
Accumulated Amortization at the beginning of the year	$3,208	$2,731
Amortization	477	477
Impact of currency translation	—	—
Accumulated Amortization at the end of the year	3,685	3,208
Carrying amount at the end of the year	$1,488	$1,965

Acquired patents are capitalized and amortized over the estimated useful life, which is the lifetime of the respective patent(s).